BASIS OF PREPARATION AND PRESENTATION	6 Months Ended
Jun. 30, 2026
Basis of Preparation of Financial Statements
BASIS OF PREPARATION AND PRESENTATION	BASIS OF PREPARATION AND PRESENTATION
These unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). They do not include all disclosures that would otherwise be required in a complete set of financial statements prepared in accordance with International Financial Reporting Standards and IAS as issued by the IASB and Interpretations (collectively “IFRS Accounting Standards”) and should be read in conjunction with the fiscal year 2025 audited consolidated financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025, previously filed with the United States Securities and Exchange Commission on March 19, 2026 (“2025 audited consolidated financial statements”).

The interim condensed consolidated financial statements include revised comparative information for the three and six months ended June 30, 2025 and as of December 31, 2025 as management identified immaterial corrections to the previously issued interim condensed consolidated financial statements. Specifically, certain comparative amounts disclosed in Note 4 relating to foreign exchange risk and credit risk exposures have been revised. Management has determined that these immaterial corrections did not require restatement of the prior period filings but have been corrected in the comparative information disclosed in this filing to enhance comparability.
Going concern
These interim condensed consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities in the normal course of business. As of June 30, 2026, the Company had a net current liability position of $23,112 (December 31, 2025: net current asset position of $7,262), primarily due to reclassification of $26,479 of the OddsJam Acquisition (as defined below) deferred consideration from non-current to current liabilities, reflecting the remaining balance expected to be settled within twelve months (Note 16). The Company has the option, but not the obligation, to settle this balance in unregistered ordinary shares rather than cash.
Management prepared cash flow forecasts, with sensitivity analyses, covering twelve months from the date of issuance of these interim financial statements included in Form 6-K, considering the Company's cash position, working capital requirements, and the deferred consideration settlement flexibility described above, and available borrowings under the Wells Fargo Amended and Restated Credit Agreement. Based on this assessment, management concluded that no material uncertainty exists regarding the Company's ability to continue as a going concern, and that the Company has adequate resources to continue in operational existence and to meet its liabilities as they fall due for at least twelve months from the date of issuance of these financial statements.